UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                      (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
	Shares	Value (Note 1)

COMMON STOCKS - 77.93%

Consumer Discretionary - 7.18%
McDonald's Corp.	978	$156,451
		156,451
Consumer Staples - 9.55%
Kellogg Co.	1,389	90,924
PepsiCo, Inc.	1,012	117,119
		208,043
Energy - 8.20%
ConocoPhillips	500	21,830
EOG Resources, Inc.	500	42,495
Phillips 66	1,363	114,233
		178,558
Financials - 16.04%
Aflac, Inc.	1,500	123,825
* Brighthouse Financial, Inc.	228	13,012
KKR & Co. LP	5,000	95,050
MetLife, Inc.	2,509	117,496
		349,383
Health Care - 8.30%
AbbVie, Inc.	1,715	129,140
Merck & Co., Inc.	809	51,663
		180,803
Industrials - 0.01%
Pitney Bowes, Inc.	19	244
		244
Information Technology - 18.33%
Apple, Inc.	938	153,832
Intel Corp.	3,007	105,455
Microsoft Corp.	1,872	139,969
		399,256
Materials - 5.65%
International Paper Co.	2,286	123,147
		123,147
Telecommunication Services - 4.67%
AT&T, Inc.	2,719	101,854
		101,854

Total Common Stocks (Cost $1,478,284)		1,697,739

		(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017
				Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 4.43%
*	iPATH S&P 500 VIX Short-Term Futures ETN			25	$1,159
*	ProShares Ultra VIX Short-Term Futures ETF			250	7,292
*	SPDR Gold Shares			700	88,074

	Total Exchange-Traded Products (Cost $99,625)				96,525
				Expiration
CALL OPTIONS PURCHASED - 1.48%		Contracts (a)	Exercise Price	Date
*	Direxion Shares ETF Trust Call Option	50	$20.00	9/15/2017	1,000
*	iPath S&P 500 VIX ST Futures ETN
	Call Option	100	16.00	9/15/2017	600
*	S&P 500 Index Call Option	100	245.00	9/15/2017	30,650

	Total Call Options Purchased (Cost $30,678)				32,250
				Expiration
PUT OPTIONS PURCHASED - 0.09%		Contracts (a)	Exercise Price	Date
*	S&P 500 Index Put Option	50	$240.50	9/15/2017	1,975

	Total Put Options Purchased (Cost $30,678)				1,975

Total Value of Investments (Cost $1,613,455)(b) - 83.93%					$1,828,489

Options Written (Premiums Received $47,515) - (3.49)%					(76,150)

Other Assets Less Liabilities - 19.56%					426,184

Net Assets - 100.00%					$2,178,523

*	Non income-producing investment

(a)	Each contract is equal to 100 shares of the underlying common stock.

(b)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation				$258,741
	Aggregate Gross Unrealized Depreciation				(72,342)

	Net Unrealized Appreciation				$186,399

					(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of August 31, 2017
	Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

OPTIONS WRITTEN - 3.49%

CALL OPTIONS WRITTEN - 3.49%
* S&P 500 Index Call Option	100	$240.50	9/15/2017	$76,150

Total Call Options Purchased (Premiums Received $47,515)				76,150

Total Options Written (Premiums Received $47,515)				$76,150

				(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Summary of Investments
(Unaudited)

As of August 31, 2017

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Consumer Discretionary	7.18%	$156,451
	Consumer Staples	9.55%	208,043
	Energy	8.20%	178,558
	Financials	16.04%	349,383
	Health Care	8.30%	180,803
	Industrials	0.01%	244
	Information Technology	18.33%	399,256
	Materials	5.65%	123,147
	Telecommunication Services	4.67%	101,854
	Exchange-Traded Products	4.43%	96,525
	Call Options Purchased	1.48%	32,250
	Put Options Purchased	0.09%	1,975
	Call Options Written	-3.49%	(76,150)
	Other Assets Less Liabilities	19.56%	426,184
	Total	100.00%	$2,178,523

				(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Alpha Risk Hedged Dividend Equity Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Exchange-listed options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,697,739	$1,697,739	$-	$-
Exchange Traded Products	96,525	96,525	-	-
Call Options Purchased	32,250	-	32,250	-
Put Options Purchased	1,975	-	1,975.00	-
Total Assets	$1,828,489	$1,794,264	$34,225	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$76,150	$-	$76,150	$-
Total Liabilities	$76,150	$-	$76,150	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 30, 2017	Katherine M. Honey President and Principal Executive Officer Alpha Risk Hedged Dividend Equity Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 30, 2017	Katherine M. Honey President and Principal Executive Officer Alpha Risk Hedged Dividend Equity Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 30, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Alpha Risk Hedged Dividend Equity Fund